CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 122,935	$ 1,304,088	$ 3,265,141
Investment in trading securities	3,247,758
Prepaid expenses & other	26,181	77,310	50,291
Total Current Assets	3,396,874	1,381,398	3,315,432
Property and equipment, net	164,946	176,889	169,808
Intangible assets, net	50,816	55,247	61,155
Total Assets	3,612,636	1,613,534	3,546,395
Current Liabilities:
Accounts payable	408,233	137,779	341,172
Notes Payable - Stockholders	55,000
Derivative warrant liability	2,150,084
Accrued expenses and other	211,009	97,728	39,232
Total Current Liabilities	2,824,326	235,507	380,404
Stockholders' Equity (Deficit):
Preferred stock Series A - $0.001 par value, 3,500,000 designated, 2,234,673, 2,126,575 AND 1,924,230 shares issued and outstanding at September 30, 2013, December 31, 2012, and at December 31, 2011, respectively (preference in liquidation of $1,768,086 at September 30, 2013)	2,236	2,127	1,924
Preferred stock Series B; $0.001 par value, 12,000,000 designated 5,604,326, 0 and 0 shares issued and outstanding at September 30, 2013, December 31, 2012, and at December 31, 2011, respectively (preference in liquidation of $4,490,879 at September 30, 2013)	5,604
Common stock - Class A - $0.001 par value, 200,000,000 shares authorized, 24,330,013 and 22,310,894 shares issued and outstanding at December 31, 2012 and 2011, respectively	24,391	24,331	22,312
Additional paid-in capital	22,336,193	18,242,109	15,847,604
Deficit accumulated in the development stage	(21,580,114)	(16,890,540)	(12,705,849)
Total Stockholders' Equity (Deficit)	788,310	1,378,027	3,165,991
Total Liabilities and Stockholders' Equity (Deficit)	$ 3,612,636	$ 1,613,534	$ 3,546,395